Kristin Schantz	100 Summer St.
Assistant Vice President	Suite 1500
Boston, MA 02110
September 3, 2010
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
HC Capital Trust (“Registrant”)
1933 Act Registration No. 33-87762
1940 Act Registration No. 811-8918
Filing pursuant to Rule 497(j)
Dear Sir or Madam:
As Administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not differ from those contained in Post-Effective Amendment No. 55 to the Trust’s registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on September 1, 2010.
Questions related to this filing may be directed to my attention at (617) 824-1514.
Very truly yours,
/s/ Kristin Schantz
Kristin Schantz
Assistant Vice President

cc:	Laura Corsell, Esq — Montgomery, McCracken, Walker & Rhoads LLP
Robert Zion — Hirtle Callaghan & Co, Inc.